JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNTS A, N, S, U, UV, AND V

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT B

Supplement dated May 28, 2025 to the Statutory Prospectuses,

Updating Summary Prospectuses, and Initial Summary Prospectuses,

dated April 28, 2025

Changes to Variable Investment Options

This Supplement is intended for distribution with the Statutory Prospectuses, Updating Summary Prospectuses, and Initial Summary Prospectuses, as applicable, (each a “prospectus”) dated April 28, 2025 for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses belong to the following policies:

Accumulation Survivorship Variable Universal Life 2020	Majestic Variable Universal Life
Accumulation SVUL	Majestic Variable Universal Life 98
Accumulation Variable Universal Life	Majestic VCOLIX
Accumulation Variable Universal Life 08	Majestic VULX
Accumulation Variable Universal Life 2014	Medallion Executive Variable Life
Accumulation Variable Universal Life 2019	Medallion Executive Variable Life II
Accumulation Variable Universal Life 2021	Medallion Executive Variable Life III
Accumulation Variable Universal Life 2021 Core	Medallion Variable Life
Accumulation Variable Universal Life 2025	Medallion Variable Universal Life Edge
Accumulation Variable Universal Life 2025 Employer Market	Medallion Variable Universal Life Edge II
Corporate VUL	Medallion Variable Universal Life Plus
Corporate VUL 05	Performance Executive Variable Life
Corporate VUL 08	Performance Survivorship Variable Universal Life
eVariable Life	Protection SVUL
Flex V1	Protection Variable Universal Life
Flex V2	Protection Variable Universal Life 09
Majestic Accumulation Variable Universal Life 2019	Protection Variable Universal Life 2012
Majestic Accumulation Variable Universal Life 2021	Protection Variable Universal Life 2017
Majestic Performance Survivorship Variable Universal Life	Protection Variable Universal Life 2021
Majestic Performance Variable Universal Life	Protection Variable Universal Life 2023
Majestic Survivorship Variable Universal Life 2020	Simplified Life
Majestic Survivorship VULX	Variable Estate Protection
Majestic Variable COLI	Variable Estate Protection Edge
Majestic Variable Estate Protection	Variable Estate Protection Plus
Majestic Variable Estate Protection 98	Variable Master Plan Plus

Portfolio Name Change and Subadvisor Change

Effective on or about May 28, 2025 (the “Effective Date”), the Capital Appreciation Trust will be renamed as listed below:

Former Name	New Name
Capital Appreciation Trust	U.S. Growth Trust

On or about the Effective Date, the renamed portfolio’s subadvisor will be replaced as indicated below:

Former Subadvisor	New Subadvisor
Jennison Associates LLC	Wellington Management Company LLP

As a result, after the Effective Date, all references in the prospectuses to the Former Name and Former Subadvisor are changed to the New Name and New Subadvisor, respectively.

Changes to Current Expenses

On or about the Effective Date, there is a reduction in “Current Expenses” for the JHVIT U.S. Growth Trust in the “Appendix: Portfolios Available Under the Contract” section of the prospectus.

Accordingly, the name, subadvisor, and “Current Expenses” of the JHVIT Capital Appreciation Trust Series NAV portfolio are deleted in the “Appendix: Portfolios Available Under the Contract” section of each prospectus and replaced with the following:

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24) (%)
			1-Year	5-Year	10-Year
To seek long-term growth of capital.	U.S. Growth Trust – Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.59%*	30.71	17.68	16.20

* This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.

You should read this supplement together with the prospectus for the contract you purchased and retain both documents for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

VLI ProdSupp VL 05/2025

333-85284	333-233647	333-131134	333-238712	333-164159
333-124150	333-233648	333-132905	333-126668	333-164160
333-131299	333-236446	333-141693	333-152409	333-164161
333-141692	333-236447	333-148992	333-164150	333-164162
333-148991	333-248502	333-151631	333-164151	333-164164
333-151630	333-254210	333-152407	333-164152	333-164163
333-152406	333-254211	333-152408	333-164153	333-164165
333-153252	333-265436	333-153253	333-164156	333-164166
333-157212	333-266659	333-157213	333-164154	333-164167
333-179570	333-281927	333-179571	333-164155	333-164168
333-193994	333-281928	333-193995	333-164171	333-164169
333-194818	333-127543	333-235396	333-164173	333-164174
333-217721	333-131139	333-235397	333-164158	333-164175
333-164176